Short-term investments - Summary of Short-term Investments (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Statement [LineItems]
Fixed deposit under lien with banks	₨ 6,568	$ 90	₨ 2,562
Deposits under lien with others	213	3	0
Deposit held as collateral in respect of closure cost	465	6	571
Deposits held as margin money	2,726	37	1,385
Interest reserve created against interest payment on loans from banks	4,603	63	0
Investments in bonds of related party	₨ 0	$ 0	₨ 1,013